Putnam
International
New
Opportunities
Fund

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Putnam International New Opportunities Fund's portfolio management team looks for international companies that exhibit superior rates of revenue and earnings growth. We invest in those rapidly growing companies whose competitive positioning suggests growth is sustainable or we invest where we observe catalysts for positive earnings revisions."

                                               -- Robert Swift, fund manager


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[Copyright] Karsh, Ottawa

Dear Shareholder:

One of the noteworthy attributes of the current worldwide market environment is its resilience in the face of adversity. Last year's Asian currency and debt crisis is the most recent and perhaps most dramatic example. Quick action by the International Monetary Fund in arranging loans and taking other remedial steps prevented a major calamity.

The aftereffects of the crisis are still being felt, of course, and will continue to be felt for some months. But in the main, the world's equity markets have regained their stability. It is comforting to see that in this increasingly interdependent world economy, mechanisms are in place for serving the common good.

How these events affected Putnam International New Opportunities Fund during the first half of its fiscal year and will continue to influence it in the months ahead is the underlying theme of the following report from your fund's management team.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998



Report from the Fund Managers
Robert J. Swift
Ami Kuan Danoff
Debbie Farrell
Jack Chang
Stephen Oler

The six months ended March 31, 1998, were a period of stark contrasts in the international financial markets. The first three months of the period saw world markets work through the volatility associated with the Asian financial crisis. The second three months, however, represented a period of recovery in the emerging markets and solid growth in the established markets with the exception of Japan.

It was within this rapidly changing environment that Putnam International New Opportunities Fund successfully executed its strategy of seeking high-growth international companies with strong revenue and earnings growth rates as well as a proprietary or superior position in their industries. For the semiannual period, the fund's class A shares had a total return of 3.68% at net asset value (-2.28% at public offering price). For performance of other share classes and over longer periods, please turn to page 9.

At Putnam, we evaluate the fund's performance against the returns of the established markets, as represented by the Morgan Stanley Capital International EAFE Index, and the returns of the emerging markets, as represented by the Morgan Stanley Capital International Emerging Markets Index. For comparison purposes, the MSCI EAFE Index had a 4.93% total return for the past six months and the MSCI Emerging Markets Index had a -13.34% total return for the same period.

* TECHNOLOGY EPITOMIZES SEESAW PERIOD

As Asia's economic and financial problems began to unfold, investors considered what areas of business were likely to feel the greatest impact. Technology companies, which manufacture and distribute extensively in Asia, appeared to be first on the hit list. Price cuts by industry leaders such as Intel and poor earnings reports from semiconductor companies such as SGS Thomson only reinforced this notion.

Your fund's focus on growth meant that it was -- and continues to be -- heavily invested in the many industries that make up the technology sector. This commitment dampered performance in the final quarter of 1997. However, in the first quarter of 1998, our patience paid off. Many segments of technology bounced back as investors began to recognize the inherent strengths of some technology-related firms. Additionally, in several cases, the weakness in the first half of the period gave us a chance to add to positions in companies we believe have significant growth prospects.

For example, we added to the fund's holdings in companies that provide service and outsourcing to the information technology industry. Some of these companies include Merkantildata, a Norwegian information technology service company, as well as U.K. companies Sema and CMG. We believe these companies will remain strong as their clients' information technology needs continue to grow and require outsourcing. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Other technology companies as well as those in telecommunications rebounded in early 1998. Vodafone remains a significant cellular telephone holding in the portfolio. This U.K. company has enjoyed solid performance as a result of better-than-expected cellular subscriber growth as well as stable pricing power. Telecommunications equipment company Nokia of Finland and semiconductor-related manufacturer ASM Lithography of the Netherlands also experienced solid rebounds.


[GRAPHIC BAR CHART OMITTED: COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

United Kingdom              19.9%

Italy                        8.0%

Canada                       6.9%

Japan                        6.6%

Brazil                       6.1%

United States                5.7%

Other                        5.4%

Netherlands                  4.4%

Germany                      4.1%

Footnote reads:
*Based on net assets as of 3/31/98. Holdings will vary over time.



*LOWER EUROPEAN INTEREST RATES HELP GROWTH COMPANIES IN ITALY, SPAIN

With each passing month bringing us closer to Europe's Economic and Monetary Union (EMU) in January 1999, the Continent has enjoyed low or falling interest rates and rising economic growth -- all despite stubbornly high unemployment rates. The so-called peripheral countries of Ireland, Spain, Portugal, and Italy have particularly benefited from this economic environment; their growth rates have led the region and their interest rates have fallen more in line with those of the core countries of France and Germany. This convergence effect has occurred because interest rates and monetary policy will be unified under EMU.

Your fund has taken advantage of this phenomenon by buying stocks in growing companies in southern Europe. For example, the Italian banking sector has been a major beneficiary of the lower interest-rate environment. Italian banks in the portfolio such as Banca di Roma and Credito Italiano performed exceptionally well. During the period, we also added Mapfre Vida of Spain. The company, a leading insurer in Spain, benefited not only from the lower interest rates but also from the rapid growth in the Spanish private pension savings market.

* APPROACHING ASIA WITH CAUTION, SEEKING OPPORTUNITIES IN LATIN AMERICA

The start of 1998 brought some relief from the stock and currency deterioration in Asia that dominated the second half of calendar 1997. Over the past six months, the fund remained underweighted in Asia as well as in the emerging markets in general -- decisions that helped the fund's performance relative to its benchmark. We believe Asia's stock markets, currencies, and interest rates will remain volatile over the near term. Nevertheless, we are cautiously evaluating several investment opportunities. In general, we are looking for resilient companies with the ability to generate cash flows and to increase their market shares.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

SEMA Group PLC (United Kingdom)
Computer services

Vodafone Group PLC (United Kingdom)
Communications

Telecom Italia SPA (Italy)
Banks and finance

Nestle S.A. (Switzerland)
Food and beverages

Compass Group PLC (United Kingdom)
Business equipment and services

Telecomunicacoes Brasileiras S.A. ADR (Brazil)
Telecommunications

Hellenic Telecommunication Organization S.A. (Greece)
Satellite services

HSBC Holdings PLC (United Kingdom)
Banks and finance

Companhia Energetica de Minas Gerais (CEMIG) ADR (Brazil)
Electric utilities

Zeneca Group PLC (United Kingdom)
Biotechnology

Footnote reads:
These holdings represent 23.2% of the fund's net assets as of 3/31/98. Portfolio holdings will vary over time.



One stock we purchased early in 1998 was the Indonesian company Gudang Garam, one of the country's leading domestic consumer goods producers. Gudang Garam had a healthy balance sheet and strong cash flow and it showed the ability to take advantage of the uncertainty in Asia to gain market share. Resorts World of Malaysia also exemplified many of the qualities we sought. This gaming company, which operates a resort within driving distance of the Malaysian capital, Kuala Lumpur, offered strong cash flow and a seasoned management. As these stocks reached our price targets, we sold the fund's positions.

Latin America, which enjoyed a robust 1997, was hit by higher interest rates and the higher risk premium assigned to emerging-markets securities following the Asian problem. We sought companies in the region that, despite high interest rates and volatility, were likely to sustain stable growth rates. During the period, we purchased several Brazilian stocks that met these criteria. Additionally, after the strong performance of Latin American stocks in 1997, we took the opportunity to lock in profits from sales of Mexican stocks Alfa SA, Cemex, and Cifra SA.

* POSITIVE BUT CAUTIOUS OUTLOOK

As a result of globalization, demand for the products and services of growing companies is coming from markets that would have been unimaginable 5 or 10 years ago. We believe, therefore, that there are many investment opportunities for growth investors. Going forward, we will continue to seek companies anywhere in the world that exhibit superior sales rates and earnings growth as well as strong competitive positions. Additionally, we remain committed to a strict buy-sell discipline that positions the portfolio to take advantage of exciting, changing growth opportunities in diverse international markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/98, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments, not present with domestic investments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International New Opportunities Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of international companies.

TOTAL RETURN FOR PERIODS ENDED 3/31/98

                               Class A          Class B        Class M
(inception date)               (1/3/95)        (7/21/95)      (7/21/95)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                     3.68%   -2.28%   3.26%  -1.42%   3.48%  -0.15%
------------------------------------------------------------------------------
1 year                      11.65     5.23   10.76    5.76   11.13    7.21
------------------------------------------------------------------------------
Life of fund                66.70    57.08   62.77   59.77   64.31   58.54
Annual average              17.08    14.96   16.23   15.56   16.56   15.28
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/98

                                                   MSCI
                                    MSCI          Emerging        Consumer
                                    EAFE          Markets          Price
                                    Index          Index           Index
------------------------------------------------------------------------------
6 months                            4.93%         -13.34%          0.62%
------------------------------------------------------------------------------
1 year                             16.85          -14.15           1.38
------------------------------------------------------------------------------
Life of fund                       30.87          -10.68           8.35
Annual average                      8.64           -3.42           2.50
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                            Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)          1             1                1
------------------------------------------------------------------------------
Income                       $0.008           --               --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     0.441        $0.441            $0.441
------------------------------------------------------------------------------
Short-term                    0.668         0.668             0.668
------------------------------------------------------------------------------
Total                        $1.117        $1.109            $1.109
------------------------------------------------------------------------------
Share value:               NAV     POP       NAV           NAV     POP
------------------------------------------------------------------------------
9/30/97                  $13.60  $14.43    $13.45        $13.51  $14.00
------------------------------------------------------------------------------
3/31/98                   12.79   13.57     12.59         12.68   13.14
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.



COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) Emerging Markets Index is an unmanaged list of equity securities from emerging markets with all values expressed in U.S. dollars.

MSCI EAFE Index is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
March 31, 1998 (Unaudited)


COMMON STOCKS (94.9%) *
NUMBER OF SHARES                                                                                       VALUE

Airlines (0.2%)
------------------------------------------------------------------------------------------------------------
        120,500  Ryanair Holdings PLC ADR (Ireland) +                                             $4,458,500

Automotive (0.9%)
------------------------------------------------------------------------------------------------------------
         14,824  Bayerische Motoren Werke (BMW) AG (Germany)                                      16,408,704

Automotive Parts (0.7%)
------------------------------------------------------------------------------------------------------------
      1,577,100  Kwik-Fit Holdings PLC (United Kingdom)                                           12,307,010

Banks & Finance (13.6%)
------------------------------------------------------------------------------------------------------------
      2,222,100  ABSA Group Ltd. (South Africa)                                                   20,196,893
        199,000  Acom Co., Ltd. (Japan)                                                            9,944,022
        107,700  Aiful Corp. (Japan)                                                               6,798,019
      3,323,100  Banca di Roma (Italy) +                                                           5,614,573
      1,043,600  Banca San Paolo di Brescia SPA (Italy)                                            5,364,213
        450,100  Banco Bilbao Vizcaya, S.A. (Spain) +                                             21,154,485
        649,400  Banco Frances del Rio de la Plata ADR (Argentina)                                19,563,175
      4,000,000  Credito Italiano SPA (Italy)                                                     19,791,189
      2,222,000  Dao Heng Bank Group Ltd. (Hong Kong)                                              6,567,177
     15,000,000  Grupo Financiero Bancomer, S.A. de C.V. Class B (Mexico)                          8,848,413
      1,199,500  HSBC Holdings PLC (United Kingdom)                                               39,045,020
         82,800  National Bank of Greece, S.A. (Greece) +                                          9,074,681
        573,500  Newcourt Credit Group, Inc. (Canada)                                             28,705,323
        502,900  Power Corp. of Canada (Canada)                                                   19,516,845
         71,100  Shohkoh Fund & Co. Ltd. (Japan)                                                  23,774,806
        643,730  Skandinaviska Enskilda Bank Class A (Sweden)                                      9,368,229
        372,000  State Bank of India 144A GDR (India)                                              6,510,000
                                                                                              --------------
                                                                                                 259,837,063

Basic Industrial Products (0.5%)
------------------------------------------------------------------------------------------------------------
        360,400  Ispat International N.V. (Netherlands) +                                         10,382,178

Building and Construction (0.5%)
------------------------------------------------------------------------------------------------------------
        319,100  NBM-Amsetlland N.V. (Netherlands) +                                               9,989,111

Business Equipment and Services (7.6%)
------------------------------------------------------------------------------------------------------------
      3,655,000  Aurora Corp. (Taiwan) +                                                           8,078,886
        115,500  Bellsystem 24, Inc. (Japan)                                                      15,795,768
        373,600  Brunel International N.V. (Netherlands)                                          11,121,183
      1,272,800  Capita Group PLC (United Kingdom)                                                 9,677,162
      2,856,400  Compass Group PLC (United Kingdom)                                               48,565,727
      1,168,800  Hays PLC (United Kingdom)                                                        20,956,385
        135,100  Meitec (Japan)                                                                    4,233,297
        472,950  Securitas AB Class B (Sweden)                                                    16,069,854
        211,900  Select Appointments Holdings PLC ADR (United Kingdom)                             5,350,475
        242,400  Serco Group PLC (United Kingdom) +                                                5,277,807
                                                                                              --------------
                                                                                                 145,126,544

Cable Television (0.5%)
------------------------------------------------------------------------------------------------------------
      1,070,300  Flextech PLC (United Kingdom) +                                                   9,639,860

Cellular Communications (5.6%)
------------------------------------------------------------------------------------------------------------
        370,400  NetCom Systems AB Class B (Sweden) +                                             10,780,892
        129,171  Telecel-Comunicacaoes Pessoais, S.A. (Portugal) +                                20,072,018
      4,402,400  Telecom Italia Mobile SPA (Italy)                                                23,693,113
      4,997,365  Vodafone Group PLC (United Kingdom)                                              52,191,231
                                                                                              --------------
                                                                                                 106,737,254

Computer Services (7.7%)
------------------------------------------------------------------------------------------------------------
         69,300  Atos S.A. (France) +                                                             11,533,204
        345,200  CMG PLC (United Kingdom)                                                         15,496,543
        375,000  CGI Group, Inc. (Canada) +                                                        9,781,458
        230,400  Enator AB (Sweden)                                                                5,425,273
        136,100  Enator AB 144A (Sweden)                                                           3,204,773
        516,300  Getronics Electric N.V. (Netherlands)                                            22,185,928
        123,000  Merkantildata ASA (Norway)                                                        6,129,380
        304,000  Misys PLC (United Kingdom)                                                       15,137,923
      1,460,000  SEMA Group PLC (United Kingdom)                                                  57,453,993
                                                                                              --------------
                                                                                                 146,348,475

Computer Software (1.9%)
------------------------------------------------------------------------------------------------------------
        629,200  Fuji Soft ABC, Inc. (Japan)                                                      20,614,014
         38,240  SAP AG (Germany)                                                                 15,275,302
                                                                                              --------------
                                                                                                  35,889,316

Conglomerates (0.5%)
------------------------------------------------------------------------------------------------------------
      1,551,900  Grupo Carso S.A. de C.V. (Mexico)                                                 9,482,820

Consumer Non-Durables (1.1%)
------------------------------------------------------------------------------------------------------------
      4,217,000  Kimberly-Clark de Mexico, S.A. de C.V. Class A (Mexico)                          21,803,525

Consumer Products & Services (0.5%)
------------------------------------------------------------------------------------------------------------
         55,480  Adidas AG (Germany)                                                               9,848,263

Containers (0.5%)
------------------------------------------------------------------------------------------------------------
        392,641  Tomra Systems ASA (Norway)                                                       10,428,437

Electric Utilities (1.6%)
------------------------------------------------------------------------------------------------------------
        648,500  Companhia Energetica de Minas Gerais (CEMIG) ADR (Brazil)                        31,290,125

Electronics and Electrical Equipment (3.9%)
------------------------------------------------------------------------------------------------------------
        314,000  Aiwa Co. Ltd. (Japan)                                                             8,824,470
        302,000  Assa Abloy AB Class B (Sweden)                                                    9,544,546
         99,600  Keyence Corp (Japan)                                                             13,770,970
        414,700  Leitch Technology Corp. (Canada) +                                                8,887,473
      1,464,000  NEC Corp. (Japan)                                                                14,741,214
         87,200  Samsung Electronics Co. (South Korea)                                             4,599,401
        435,300  Siebe PLC (United Kingdom)                                                        9,477,843
         31,300  Singulus Technologies AG (Germany) +                                              3,642,490
                                                                                              --------------
                                                                                                  73,488,407

Food and Beverages (3.7%)
------------------------------------------------------------------------------------------------------------
      1,282,300  Fomento Economico Mexicano S.A. de C.V. Class B (Mexico)                          9,327,188
         41,400  Itoen, Ltd. (Japan)                                                               1,210,145
         25,638  Nestle S.A. (Switzerland)                                                        49,085,438
        260,000  Panamerican Beverages Inc. Class A (Mexico)                                      10,432,500
                                                                                              --------------
                                                                                                  70,055,271

Gaming (0.1%)
------------------------------------------------------------------------------------------------------------
        839,000  Berjaya Sports Toto Berhad (Malaysia)                                             2,275,644

Insurance (3.1%)
------------------------------------------------------------------------------------------------------------
        171,300  Aegon N.V. (Netherlands)                                                         20,849,121
        221,480  Mapfre Vida Seguros, S.A. (Spain)                                                10,932,045
     10,354,000  National Mutual Asia Ltd. (Hong Kong)                                             8,552,386
        210,000  Sampo Insurance Co. Ltd. Class A (Finland)                                        8,313,569
        161,900  Skandia Forsakrings AB (Sweden)                                                  10,536,888
                                                                                              --------------
                                                                                                  59,184,009
Medical Supplies and Devices (0.2%)
------------------------------------------------------------------------------------------------------------
          1,369  Disetronic Holding AG (Switzerland)                                               3,985,981

Metals and Mining (0.6%)
------------------------------------------------------------------------------------------------------------
        574,800  Bodycote International PLC (United Kingdom)                                      10,565,399

Motion Picture Distribution (0.4%)
------------------------------------------------------------------------------------------------------------
      2,841,615  Village Roadshow Ltd. Class A (Australia)                                         7,406,439

Oil and Gas (5.1%)
------------------------------------------------------------------------------------------------------------
        186,320  Coflexip S.A. (France)                                                           22,608,874
        113,400  MOL Magyar Olaj-ES Gazipari GDR 144A (Hungary)                                    3,453,030
        803,300  Petroleo Brasileiro S.A.-Petrobras ADR (Brazil)                                  19,178,788
      1,475,082  Sasol Ltd. (South Africa)                                                        11,956,560
        170,000  Total S.A. Class B (France)                                                      20,436,258
        575,200  YPF S.A. ADR (Argentina)                                                         19,556,800
                                                                                              --------------
                                                                                                  97,190,310

Pharmaceuticals & Medical Technology (6.1%)
------------------------------------------------------------------------------------------------------------
        304,100  Elan Corp. PLC ADR (Ireland) +                                                   19,652,463
        476,540  Gehe AG (Germany)                                                                26,541,795
         10,537  Novartis AG ADR (Switzerland) +                                                  18,684,736
      1,655,519  Smithkline Beecham PLC (United Kingdom)                                          20,886,110
        703,200  Zeneca Group PLC (United Kingdom)                                                30,245,716
                                                                                              --------------
                                                                                                 116,010,820

Real Estate (0.4%)
------------------------------------------------------------------------------------------------------------
      1,197,000  Sun Hung Kai Properties Ltd. (Hong Kong)                                          8,149,215

Restaurants (3.4%)
------------------------------------------------------------------------------------------------------------
      3,851,000  Autogrill SPA (Italy)                                                            27,612,912
      4,060,000  KFC Holdings Berhad (Malaysia)                                                    7,063,288
         16,600  Sodexho Alliance S.A. (France)                                                   11,466,311
      1,313,100  PizzaExpress PLC (United Kingdom)                                                18,140,467
                                                                                              --------------
                                                                                                  64,282,978

Retail (3.0%)
------------------------------------------------------------------------------------------------------------
        347,000  Centros Comerciales Continente, S.A. (Spain)                                      8,209,739
      7,392,342  Cifra S.A. de CV (Mexico)                                                        13,533,806
      1,980,600  La Rinascente SPA (Italy) +                                                      21,220,693
        205,400  Moebel Walther AG (Germany)                                                       6,337,104
      2,000,069  Woolworth Co. +                                                                   7,483,118
                                                                                              --------------
                                                                                                  56,784,460

Semiconductors (1.3%)
------------------------------------------------------------------------------------------------------------
         97,300  ASM Lithography Holding N.V. (Netherlands) +                                      8,997,494
          7,000  Rohm Co. Ltd. (Japan)                                                               641,720
        354,800  Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan) +                        9,180,450
        165,500  Tokyo Electron Ltd. (Japan)                                                       5,583,824
                                                                                              --------------
                                                                                                  24,403,488
Supermarkets (1.1%)
------------------------------------------------------------------------------------------------------------
        230,800  Companhia Brasileira de Distribuicao Grupo Pao de
                   Acucar ADR (Venezuela)                                                          5,308,400
        608,750  Distribucion y Servicio S.A. ADR (Chile) +                                       10,577,031
          8,620  Promodes (France)                                                                 4,149,133
                                                                                              --------------
                                                                                                  20,034,564

Telecommunication Equipment (4.6%)
------------------------------------------------------------------------------------------------------------
        770,600  Newbridge Networks Corp. (Canada) +                                              20,507,684
        385,827  Northern Telecom Ltd. (Canada)                                                   24,955,682
        258,200  Nokia Oyj AB Class A (Finland)                                                   27,741,409
        323,612  Telefonaktiebolaget LM Ericsson Class B (Sweden)                                 15,361,585
                                                                                              --------------
                                                                                                  88,566,360

Telecommunications (11.5%)
------------------------------------------------------------------------------------------------------------
        464,000  Compania Anonima Nacional Telefonos
                   de Venezuela ADR (Venezuela)                                                   19,401,000
        150,850  Global Telesystems Group, Inc. +                                                  7,052,238
      1,602,440  Hellenic Telecommunication Organization S.A. (Greece)                            40,142,532
      2,171,000  Mahanagar Telephone Nigam Ltd. (India)                                           14,451,337
        304,450  Portugal Telecom S.A. (Portugal)                                                 15,851,669
      6,334,500  Telecom Italia SPA (Italy)                                                       49,997,250
        334,400  Telecomunicacoes Brasileiras S.A. ADR (Brazil)                                   43,409,300
        640,500  Telfonica de Espana (Spain)                                                      28,265,143
                                                                                              --------------
                                                                                                 218,570,469

Telephone Services (0.1%)
------------------------------------------------------------------------------------------------------------
      1,222,200  Ionica Group PLC (United Kingdom) +                                               1,307,070

Theaters (0.2%)
------------------------------------------------------------------------------------------------------------
      1,768,120  Hoyts Cinemas Group (Australia)                                                   3,044,208

Transportation (1.7%)
------------------------------------------------------------------------------------------------------------
        794,800  Bombardier, Inc. Class B (Canada)                                                19,638,872
        119,100  Finnliness OY (Finland)                                                           5,628,243
      4,035,000  Lingaran Trans Kota Holdings Berhad (Malyasia)                                    6,743,425
                                                                                              --------------
                                                                                                  32,010,540

Water Utilities (0.5%)
------------------------------------------------------------------------------------------------------------
         44,300  Companhia de Saneamento Basico do Estado
                   de Sao Paulo (Brazil)                                                          10,169,519
                                                                                              --------------
                 Total Common Stocks  (cost $1,515,242,733)                                   $1,807,462,336

PREFERRED STOCKS (0.7%) * (cost $13,189,349)
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         20,880  Banco Itau S.A. BRC 6.86 No par value (NPV) pfd. (Brazil) +                     $13,405,805

SHORT-TERM INVESTMENTS (5.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $25,000,000  Federal Home Loan Mortgage Corp. effective yield
                   of 5.42%, June 8, 1998                                                        $24,865,104
     25,000,000  Preferred Receivables Funding effective yield of 5.55%,
                   May 5, 1998                                                                    24,740,292
     45,297,000  Interest in $223,360,000 joint repurchase agreement dated March 31, 1998, with SBC Warburg due
                   April 1, 1998, with respect to various U.S. Treasury
                   obligations -- maturity value of $45,304,449 for
                   an effective yield of 5.92%                                                    45,304,449
                                                                                              --------------
                 Total Short-Term Investments  (cost $94,909,845)                                $94,909,845
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,623,341,927) ***                                  $1,915,777,986
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $1,905,087,467.

*** The aggregate identified cost on a tax basis is $1,623,341,927, resulting in gross unrealized appreciation and depreciation of $348,231,067 and $55,795,008, respectively, or net unrealized appreciation of $292,436,059.

+   Non-income-producing security.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository Receipts,
respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

Diversification by Country

Distribution of investments by country of issue at March 31, 1998 (as percentage of Market Value)

Argentina       2.0%          Netherlands          4.4%
Brazil          6.1           Portugal             1.9
Canada          6.9           Spain                3.6
Finland         2.2           South Africa         1.1
France          3.7           Sweden               3.4
Germany         4.1           Switzerland          3.7
Greece          2.6           United Kingdom      19.9
Hong Kong       1.2           United States        5.7
India           1.1           Venezuela            1.3
Ireland         1.3           Other                5.4
Italy           8.0                              -----
Japan           6.6           Total              100.0%
Mexico          3.8


----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 1998 (Unaudited)

                                    Market     Aggregate Face    Delivery    Unrealized
                                    Value          Value           Date     Appreciation
----------------------------------------------------------------------------------------
Japanese Yen                     $40,675,998   $43,903,108       05/15/98     $3,227,110
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,623,341,927) (Note 1)                                            $1,915,777,986
---------------------------------------------------------------------------------------------------
Foreign currency (cost $8,450,102)                                                        8,469,673
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    4,928,923
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           67,954,871
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 3,381,964
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            3,227,110
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                          1,456,989
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    4,046
---------------------------------------------------------------------------------------------------
Total assets                                                                          2,005,201,562

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          8,638,369
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                3,008,813
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         81,429,463
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              4,793,006
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  485,115
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               23,968
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  5,425
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,446,248
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    6,425
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      277,263
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       100,114,095
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,905,087,467

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,728,440,588
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (10,464,345)
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments and
and foreign currency transactions (Note 1)                                             (108,557,340)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            295,668,564
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,905,087,467

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($803,290,350 divided by 62,809,428 shares)                                                  $12.79
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.79)*                                      $13.57
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,019,328,100 divided by 80,932,421 shares)**                                              $12.59
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($82,469,017 divided by 6,505,552 shares)                                                    $12.68
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.68)*                                      $13.14
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $782,147)                                              $8,012,264
--------------------------------------------------------------------------------------------------
Interest                                                                                 2,875,963
--------------------------------------------------------------------------------------------------
Total investment income                                                                 10,888,227

Expenses:
Compensation of Manager (Note 2)                                                         9,921,113
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,965,807
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          26,380
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            13,752
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      955,981
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    4,814,096
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      301,003
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 977
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    101,533
--------------------------------------------------------------------------------------------------
Auditing                                                                                    28,894
--------------------------------------------------------------------------------------------------
Legal                                                                                       11,195
--------------------------------------------------------------------------------------------------
Postage                                                                                    212,123
--------------------------------------------------------------------------------------------------
Other                                                                                      268,020
--------------------------------------------------------------------------------------------------
Total expenses                                                                          19,620,874
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (539,626)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            19,081,248
--------------------------------------------------------------------------------------------------
Net investment loss                                                                     (8,193,021)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                      (114,779,397)
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                              5,376,718
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                       897,289
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                           164,030,699
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 55,525,309
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $47,332,288
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                         Six months         Year ended
                                                                                     ended March 31       September 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                     $(8,193,021)      $(10,770,865)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                          (109,402,679)       181,709,608
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabliities in foreign currencies                                        164,927,988         64,679,226
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     47,332,288        235,617,969
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                (488,058)        (1,892,656)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --                 --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --            (20,814)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                             (67,656,989)           (97,836)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (86,180,848)          (115,551)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (7,131,233)           (10,409)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                            (12,088,635)       673,113,640
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                (126,213,475)       906,594,343

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   2,031,300,942      1,124,706,599
----------------------------------------------------------------------------------------------------------------------
End of period (distributions in excess of net investment
income and accumulated net investment loss of
$10,464,345 and $1,783,266, respectively)                                            $1,905,087,467     $2,031,300,942
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                      For the period
Per-share                                                         March 31                  Year ended            Jan. 3, 1995+
operating performance                                           (Unaudited)                September 30            to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.60           $11.69           $10.29            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.03)            (.03)(d)          .04 (d)(e)       .02 (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                    .34             1.98             1.37             1.77
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .31             1.95             1.41             1.79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.01)            (.04)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.11)       -         (f)           -- (f)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.12)            (.04)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.79           $13.60           $11.69           $10.29
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             3.68 *          16.74            13.76            21.06 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     803,290         $859,999         $499,396          $15,137
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .87 *           1.75             1.95 (e)         1.23 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                      (.24)*           (.24)             .34 (e)          .86 (e)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               69.46 *         141.29            24.69             9.24 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0146           $.0180           $.0190
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.

(f) Per share distributions were less than $.01 per share, variances may occur due to rounding.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                   Year ended         July 21, 1995+
operating performance                                           (Unaudited)                 September 30          to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.45           $11.61           $10.28           $10.25
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.07)            (.13)(d)         (.05)(d)(e)      (.01)(d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                    .32             1.97             1.39              .04
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .25             1.84             1.34              .03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.11)              -- (f)           -- (f)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.11)              --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.59           $13.45           $11.61           $10.28
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             3.26 *          15.87            13.02              .29 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                   1,019,328       $1,079,912         $573,129           $7,053
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.25 *           2.50             2.72 (e)          .83 (e) *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                      (.62)*           (.99)            (.43)(e)         (.20)(e) *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               69.46 *         141.29            24.69             9.24 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0146           $.0180           $.0190
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.

(f) Per share distributions were less than $.01 per share, variances may occur due to rounding.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                  Year ended          July 21, 1995+
operating performance                                           (Unaudited)                September 30           to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.51           $11.64           $10.29           $10.25
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.06)            (.10)(d)         (.02)(d)(e)        -- (d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                    .34             1.98             1.38              .04
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .28             1.88             1.36              .04
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --             (.01)(f)         (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.11)              -- (f)           -- (f)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.11)            (.01)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.68           $13.51           $11.64           $10.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             3.48 *          16.12            13.22              .39 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      82,469          $91,390          $52,182           $1,259
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.12 *           2.25             2.46 (e)          .79 (e) *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                      (.49)*           (.74)            (.17)(e)         (.15)(e) *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               69.46 *         141.29            24.69             9.24 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0146           $.0180           $.0190
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.

(f) Per share distributions were less than $.01 per share, variances may occur due to rounding.




Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam International New Opportunities Fund (the "fund") is a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks that offer potential for capital appreciation and are primarily traded in security markets outside the United States.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of Credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425 These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, 0.93% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At March 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC, a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $539,626 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,310 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $258,966 and $17,233 from the sale of class A and class M shares, respectively and $1,037,794 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $62,864 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,200,864,759 and $1,359,892,596, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         March 31, 1998
------------------------------------------------------------
Class A                            Shares           Amount
------------------------------------------------------------
Shares sold                      21,091,141     $253,388,459
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     5,838,907       63,644,105
------------------------------------------------------------
                                 26,930,048      317,032,564

Shares
repurchased                     (27,357,791)    (327,384,160)
------------------------------------------------------------
Net decrease                       (427,743)    $(10,351,596)
------------------------------------------------------------

                                           Year ended
                                       September 30, 1997
------------------------------------------------------------
Class A                            Shares           Amount
------------------------------------------------------------
Shares sold                      80,897,399   $1,046,929,224
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       154,879        1,833,744
------------------------------------------------------------
                                 81,052,278    1,048,762,968

Shares
repurchased                     (60,533,499)    (792,875,227)
------------------------------------------------------------
Net increase                     20,518,779     $255,887,741
------------------------------------------------------------

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class B                             Shares           Amount
------------------------------------------------------------
Shares sold                       9,671,281     $113,514,903
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     6,550,536       70,418,267
------------------------------------------------------------
                                 16,221,817      183,933,170

Shares
repurchased                     (15,575,748)    (182,140,335)
------------------------------------------------------------
Net increase                        646,069       $1,792,835
------------------------------------------------------------

                                           Year ended
                                       September 30, 1997
------------------------------------------------------------
Class B                            Shares           Amount
------------------------------------------------------------
Shares sold                      41,621,976     $525,008,380
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         7,867           92,671
------------------------------------------------------------
                                 41,629,843      525,101,051

Shares
repurchased                     (10,714,741)    (136,384,138)
------------------------------------------------------------
Net increase                     30,915,102     $388,716,913
------------------------------------------------------------

                                        Six months ended
                                         March 31, 1998
------------------------------------------------------------
Class M                             Shares           Amount
------------------------------------------------------------
Shares sold                       1,191,082      $14,264,365
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       572,076        6,189,864
------------------------------------------------------------
                                  1,763,158       20,454,229

Shares
repurchased                      (2,020,636)     (23,984,103)
------------------------------------------------------------
Net decrease                       (257,478)     $(3,529,874)
------------------------------------------------------------

                                           Year ended
                                       September 30, 1997
------------------------------------------------------------
Class M                             Shares           Amount
------------------------------------------------------------
Shares sold                       3,840,971      $48,824,959
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         2,144           25,331
------------------------------------------------------------
                                  3,843,115       48,850,290

Shares
repurchased                      (1,563,309)     (20,341,304)
------------------------------------------------------------
Net increase                      2,279,806      $28,508,986
------------------------------------------------------------


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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Robert J. Swift
Vice President and Fund Manager

Ami Kuan Danoff
Vice President and Fund Manager

Jack Chang
Vice President and Fund Manager

Debbie Farrell
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Putnam
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SA010 42022 539/2AH/2AI   5/98